OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY (Details 1)	12 Months Ended
Mar. 31, 2026 CAD ($)
OFFICE LEASE RIGHT OF USE ASSET AND LEASE LIABILITY
Beginning period of lease liability	$ 28,764
Lease payment- base rent portion	(28,165)
Lease liability - accretion expense	1,748
Ending period of lease liability	2,347
Current portion	2,347
Long term portion	$ 0